UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 102, Omaha, NE   68137

(Address of principal executive offices)

(Zip code)

James P. Ash, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

10/31

Date of reporting period: 10/31/13

ITEM 1.  REPORTS TO SHAREHOLDERS.

Anfield Universal Fixed Income Fund

Class A Shares	(AFLEX)
Class A1 Shares	(AFLMX)
Class C Shares	(AFLKX)
Class I Shares	(AFLIX)
Class R Shares	(AFLRX)

October 31, 2013

Annual Report

Advised by:

Belvedere Asset Management, LLC

610 Newport Center Drive

Suite 600

Newport Beach, CA 92660

www.AnfieldFunds.com

October 31, 2013

Letter to Shareholders of the Anfield Universal Fixed Income Fund (AFLIX)

Shareholders:

Your Anfield Universal Fixed Income Fund recently reached the end of its first fiscal year, October 31, 2013.  This was a partial year; the Fund commenced operations on June 28, 2013.

Although it has only four months of performance behind it, the Anfield Fund is off to a very promising start, thanks to the guidance of its Sub-adviser, Anfield Capital Management and its portfolio manager, Mr. Cyrille Conseil, formerly of PIMCO.

Launched during a difficult time for bonds and fixed income funds, the Anfield Fund avoided the perils of Summer 2013 and generated an attractive return of 0.80% for the four-month period ended October 31st.

The Anfield Fund is NOT a Traditional Bond Fund

While we are very pleased with the Anfield Fund’s performance to date, both in absolute terms and in comparison to other bond funds, it is also important to recall how the Anfield Fund differs from traditional bond funds and fixed-income securities.

The Anfield Fund offers access to an absolute return bond strategy, seeking to deliver positive returns over full market cycles.  Free from traditional fixed income benchmark-specific guidelines, Anfield invests broadly across the global fixed income markets, without limitation.  The flexible and universal nature of this strategy allows Anfield to fully express its outlook, with the ability to take greater exposure in areas where they  see opportunity and avoid, or even take negative exposure to, fundamentally unattractive markets, or where they see heightened downside risk.

The Anfield Fund’s greater flexibility allows the Portfolio Manager to invest opportunistically according to Anfield’s own long- and short-term market views, rather than being required to target a benchmark.  We at Belvedere and Anfield believe this freedom may provide the opportunity for higher risk-adjusted return potential over the long term, as well as greater potential to preserve capital.  The Anfield Fund’s absolute return orientation has the potential to enhance performance, particularly during market declines.

What role could the fund play in an investor’s portfolio?

Because the Anfield Fund is not tied to benchmark-specific guidelines, its performance is likely to differ from the overall bond market’s, potentially making it an attractive complement to a more traditional core bond holding.  Because the fund can migrate around the world and across market sectors, credit ratings, etc., it could also potentially serve as a “Satellite” allocation around core bonds.  Some investors may consider using the Anfield Fund as part of an alternatives allocation, due to its absolute return focus, higher long-term return potential, and expected lower correlation (increased diversification) with other assets classes.

Market Commentary from Anfield Capital Management

•

Markets performed well across the board during this period, with almost all asset classes showing strong returns

•

Initial unemployment claims dropped to a multiyear low early in September

•

The index of leading economic indicators rose, suggesting that, absent the effects of politics, the recovery in the real economy was continuing

•

The S&P 500* continued its strong advance on earnings growth, low interest rates, and optimisim

•

Since the Fed's decision to postpone the taper, the 10 year Treasury rate has fallen to approximately  2.6 percent, the Barclay’s Intermediate Govt./Credit index* rose 0.62%

•

Developed Europe, Japan, and emerging market equity markets generated positive results.

Market Outlook from Anfield Capital Management

•

The U.S. economy should continue to expand at a moderate pace

•

With 6-12 months worth of rate increases having already taken place, we believe the new higher yield curve level is semi-permanent, marking the start of the other side of this rate cycle

•

The interplay between fiscal and monetary policy drag, household income and spending growth, and confidence will be an important distinguisher between a realized global cyclical outlook that beats, meets or disappoints consensus expectations

•

European, Asian and emerging economies are also experiencing sustainable if modest growth

•

Global stock markets can add to the year-to-date rally with positive returns in Q4; global bond markets warrant caution due to the risk of continued rising interest rates

Current Fixed Income Investment Strategy from Anfield Capital Management

•

The markets will tighten (raise interest rates) long before Central Banks, including the US Fed.

•

When interest rates start to increase they will move fast – too fast for most investors to respond

Strategy:

•

Reduce average maturity to lower price risk if rates rise unexpectedly

•

Favor higher quality and higher yielding sectors such as:

o

Non-agency MBS

o

Investment grade corporate bonds

o

A smattering of emerging market government and corporate bonds to boost overall yield

o

Floating rate products such as leveraged loans

•

Avoid:

o

Long maturity bonds, unless you plan to hold them to maturity

o

Non-US developed government bonds (more volatility to come)

o

U.S. Treasuries

We thank you for your support and hope to serve you well in the coming year.

Keith Pagan
CEO of the Adviser

*About Benchmarks and Indexes

The Anfield Universal Fixed Income Fund is specifically designed to provide an alternative to traditional, benchmark-driven investment management.  As a result, there is no performance or exposure benchmark.

For those investors wishing to compare the Anfield Fund’s results to a market index, the Barclays U.S. Intermediate Government/Credit Bond Index measures the performance of U.S. dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year and less than 10 years.  Securities have $250 million or more of outstanding face value and must be fixed rate and non-convertible.

The S&P 500 Index is an unmanaged composite of 500 large capitalization companies.  This index is widely used by professional investors as a performance benchmark for large-capitalization stocks.

3099-NLD-12/18/2013

Belvedere Asset Management, LLC  •  610 Newport Center Drive, Newport Beach, CA 92660  •  (949) 201-4800  •  BelvedereFunds.com

Anfield Universal Fixed Income Fund
PORTFOLIO REVIEW
October 31, 2013 (Unaudited)

The Fund's performance figures* for the period ended October 31, 2013, compared to its benchmarks:

Since Inception(a)
Class A	0.80%
Class A with 5.75% load	(4.99)%
Class A1	0.80%
Class A1 with 5.75% load	(4.99)%
Class C	0.80%
Class I	0.80%
Class R	0.80%
BofA Merrill Lynch US Dollar Libor 3-Month Constant Maturity Index(b)	0.09%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Past performance is no guarantee of future results. The Advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in acquired funds, and extraordinary expenses) at 1.70%, 1.85%, 2.45%, 1.45%, and 1.95% for Class A, Class A1, Class C, Class I, and Class R shares, respectively, through April 29, 2014.  Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and the repayment is approved by the Board of Trustees. Please review the Fund's most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-866-4848.

(a) Anfield Universal Fixed Income Fund commenced investment operations on June 28, 2013.

(b) The BofA Merrill Lynch US Dollar 3-Month LIBOR Constant Maturity Index is designed to track the performance of a synthetic asset paying LIBOR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

Comparison of the Change in Value of a $10,000 Investment

Top 10 Allocations	% of Net Assets
Home Equity Asset Backed Securities	20.2%
Telecommunications	12.4%
Diversified Financial Services	10.9%
Mutal Funds - Debt Funds	10.6%
Exchange Traded Funds - Debt Fund	8.4%
Collateralized Mortgage Obligations	8.0%
Banks	6.6%
Municipal	5.3%
Exchange Traded Funds -
Closed-End Funds	2.5%
Mining	2.2%
Other/Cash & Equivalents	12.9%
100.00%

Please refer to the Schedule of Investments in this annual report for a detailed analysis of the Fund's holdings.

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS
October 31, 2013

Shares				Value

	EXCHANGE TRADED FUNDS - 10.9%
	CLOSED-END FUNDS - 2.5%
7,989	BlackRock Floating Rate Income Strategies Fund, Inc.			$ 118,956

	DEBT FUND - 8.4%
16,000	PowerShares Senior Loan Portfolio			397,280

	TOTAL EXCHANGE TRADED FUNDS (Cost $518,959)			516,236

	MUTUAL FUNDS - 10.6%
	DEBT FUND - 10.6%
40,301	Fidelity Floating Rate High Income Fund			402,204
9,394	Vanguard Short-Term Investment Grade Fund			100,986

	TOTAL MUTUAL FUNDS (Cost $502,428)			503,190

Par Value		Coupon Rate (%)	Maturity
	BONDS & NOTES - 76.5%
	AIRLINES - 1.2%
$ 51,960	UAL 2009-2B Pass Through Trust * ^	12.0000	1/15/2016	58,585

	BANKS - 6.6%
100,000	Bank of America Corp.	3.7000	9/1/2015	104,763
100,000	Manufacturers & Traders Trust Co.	5.6290	12/1/2021	103,500
100,000	Morgan Stanley Co.	3.0000	8/30/2015	102,558
				310,821
	BEVERAGES - 1.1%
50,000	Central American Bottling Corp. * ^	6.7500	2/9/2022	51,500

	COMPUTERS - 2.1%
100,000	Hewlett-Packard Co.	1.5500	5/30/2014	100,484

	DIVERSIFIED FINANCIAL SERVICES - 10.9%
20,000	HSBC Finance Corp.	6.0000	8/15/2014	20,630
100,000	Lazard Group LLC	6.8500	6/15/2017	113,663
1,000	NASDAQ OMX Group, Inc./The	4.0000	1/15/2015	103,280
200,000	Skyway Concession Co. LLC * ^	0.5281	6/30/2017	179,000
100,000	SLM Corp.	0.5384	1/27/2014	99,593
				516,166
	ENTERTAINMENT - 0.6%
25,000	CCM Merger, Inc. * ^	9.1250	5/1/2019	26,500

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2013

Par Value		Coupon Rate (%)	Maturity	Value

	FOOD - 0.2%
$ 10,000	Wells Enterprises, Inc. * ^	6.7500	2/1/2020	$ 10,275

	HOME EQUITY ASSET BACKED SECURITIES - 20.2%
28,549	Citifinancial Mortgage Securities, Inc.	3.7650	4/25/2034	29,117
204,355	Citigroup HELOC Trust 2006-NCB1	0.2940	5/15/2036	192,871
25,000	Citigroup Mortgage Loan Trust, Inc.	0.9952	10/25/2034	24,926
112,632	Conseco Finance Corp.	0.8740	8/15/2033	105,445
113,664	Countrywide Asset-Backed Certificates	0.6202	11/25/2034	112,538
83,041	Equity One Mortgage Pass-Through Trust 2002-4	0.7502	2/25/2033	77,466
14,238	Equity One Mortgage Pass-Through Trust 2003-4	4.8330	10/25/2034	14,438
63,408	GSAMP Trust 2002-WF	1.3725	10/20/2032	60,172
36,728	Home Equity Asset Trust 2005-4	0.8302	10/25/2035	36,221
119,656	Long Beach Mortgage Loan Trust 2004-1	0.9952	2/25/2034	116,218
18,382	Mastr Asset Backed Securities Trust 2005-HE1	0.6202	5/25/2035	18,289
11,619	Morgan Stanley Home Equity Loan Trust 2005-2	0.8152	5/25/2035	11,612
27,510	New Century Home Equity Loan Trust * ^	1.2952	10/25/2033	25,553
20,707	Nomura Home Equity Loan Inc. Home Equity Loan Trust Series 2005-FM1	0.6402	5/25/2035	20,376
84,359	Option One Mortgage Accept Corp. Asset-Backed Cert SE 2002-6	1.2952	11/25/2032	78,701
31,185	Structured Asset Investment Loan Trust 2005-7	0.4502	8/25/2035	30,775
				954,718
	LODGING - 1.4%
65,000	MCE Finance Ltd. * ^	5.0000	2/15/2021	64,350

	MINING - 2.2%
100,000	FMG Resources August 2006 Pty Ltd. * ^	7.0000	11/1/2015	103,750

	MUNICIPAL - 5.3%
250,000	Louisiana Public Facilities Authority	9.7500	8/1/2014	252,483

	PIPELINES - 2.2%
100,000	IFM US Colonial Pipeline 2 LLC * ^	6.4500	5/1/2021	106,123

	TELECOMMUNICATIONS - 12.4%
50,000	Altice Finco SA * ^	9.8750	12/15/2020	55,875
100,000	Orange SA	2.1250	9/16/2015	101,798
60,000	Telemovil Finance Co. Ltd. * ^	8.0000	10/1/2017	63,900
150,000	Verizon Communications, Inc.	1.7819	9/15/2016	153,805
2,000	Wind Acquisition Finance SA * ^	7.2500	2/15/2018	210,000
				585,378

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2013

Par Value		Coupon Rate (%)	Maturity	Value

	TRUCKING & LEASING - 2.1%
$ 100,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. * ^	2.5000	7/11/2014	$ 101,015

	COLLATERALIZED MORTGAGE OBLIGATIONS - 8.0%
119,884	CHL Mortgage Pass-Through Trust 2003-26	0.5702	8/25/2033	107,850
32,221	GSR Mortgage Loan Trust 2005-5F	0.6702	6/25/2035	30,389
38,904	MASTR Alternative Loan Trust 2003-7	6.5000	12/25/2033	40,371
75,840	MASTR Asset Securitization Trust 2005-2	5.3500	11/25/2035	77,494
58,390	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-H	2.0348	1/25/2029	57,894
41,942	Prime Mortgage Trust 2004-CL1	0.5702	2/25/2034	39,323
22,082	WaMu Mortgage Pass-Through Certificates Series 2004-CB4 Trust	5.5000	12/25/2019	22,624
				375,945

	TOTAL BONDS & NOTES (Cost $3,595,686)			3,618,093

	TOTAL INVESTMENTS - 98.1% (Cost $4,617,073)(A)			$ 4,637,519
	OTHER ASSETS LESS LIABILITIES - 1.9%			89,733
	TOTAL NET ASSETS - 100.0%			$ 4,727,252

* Non-income producing security
HELOC - Home Equity Line of Credit

^ 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 22.3% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(A) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $4,617,074 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation	$ 33,710
			Unrealized depreciation	(13,265)
			Net unrealized appreciation	$ 20,445

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2013

ASSETS
Investment securities:
At cost	$ 4,617,073
At value	$ 4,637,519
Receivable for securities sold	302,508
Cash	75,404
Receivable due from Advisor	48,985
Dividends and interest receivable	32,160
Prepaid expenses and other assets	2,613
TOTAL ASSETS	5,099,189

LIABILITIES
Payable for securities purchased	348,645
Fees payable to other affiliates	4,942
Accrued expenses and other liabilities	18,350
TOTAL LIABILITIES	371,937
NET ASSETS	$ 4,727,252

Composition of Net Assets:
Paid in capital [$0 par value, unlimited shares authorized]	$ 4,695,267
Undistributed net investment gain	9,976
Accumulated net realized gain from security transactions	1,564
Net unrealized appreciation on investments	20,445
NET ASSETS	$ 4,727,252

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
STATEMENT OF ASSETS AND LIABILITIES (continued)
October 31, 2013

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 10.08
Shares of beneficial interest outstanding	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 10.08

Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$ 10.69

Class A1 Shares:
Net Assets	$ 10.08
Shares of beneficial interest outstanding	1
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share (a)	$ 10.08

Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$ 10.69

Class C Shares:
Net Assets	$ 10.08
Shares of beneficial interest outstanding	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (b)	$ 10.08

Class I Shares:
Net Assets	$ 4,727,212
Shares of beneficial interest outstanding	469,079
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 10.08

Class R Shares:
Net Assets	$ 10
Shares of beneficial interest outstanding	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 10.08

(a)

Investments in Class A shares and/or Class A1 shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge ("CDSC") on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(b)	A CDSC of 1.00% is imposed in the event of certain redemption transactions within one year following each investment.
See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
STATEMENT OF OPERATIONS
For the Period Ended October 31, 2013 *

INVESTMENT INCOME
Dividends (net of $85 in foreign tax withheld)	$ 9,870
Interest	17,108
TOTAL INVESTMENT INCOME	26,978

EXPENSES
Investment advisory fees	11,420
Professional fees	38,180
Printing and postage expenses	11,258
Administration fees	10,864
Compliance officer fees	8,040
Transfer agent fees	5,278
Accounting services fees	4,875
Registration fees	2,380
Custodian fees	1,667
Trustees fees and expenses	1,391
Non 12b-1 Shareholder servicing fees	100
Other expenses	857
TOTAL EXPENSES	96,310

Less: Fees waived by the Advisor	(79,300)
NET EXPENSES	17,010

NET INVESTMENT INCOME	9,968

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investments	1,572
Net change in unrealized appreciation on investments	20,445

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	22,017

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 31,985

* The Anfield Universal Fixed Income Fund commenced operations on June 28, 2013.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the
	Period Ended
	October 31, 2013	(a)
FROM OPERATIONS
Net investment income	$ 9,968
Net realized gain from investments	1,572
Net change in unrealized appreciation on investments	20,445
Net increase in net assets resulting from operations	31,985

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	10
Class A1	10
Class C	10
Class I	4,737,303
Class R	10
Payments for shares redeemed:
Class I	(42,076)
Net increase in net assets from shares of beneficial interest	4,695,267

TOTAL INCREASE IN NET ASSETS	4,727,252

NET ASSETS
Beginning of Period	-
End of Period *	$ 4,727,252
*Includes undistributed net investment gain of:	$ 9,976

SHARE ACTIVITY
Class A:
Shares Sold	1
Net increase in shares of beneficial interest outstanding	1

Class A1:
Shares Sold	1
Net increase in shares of beneficial interest outstanding	1

Class C:
Shares Sold	1
Net increase in shares of beneficial interest outstanding	1

Class I:
Shares Sold	473,276
Shares Redeemed	(4,197)
Net increase in shares of beneficial interest outstanding	469,079

Class R:
Shares Sold	1
Net increase in shares of beneficial interest outstanding	1

(a) The Anfield Universal Fixed Income Fund commenced operations on June 28, 2013.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

		Class A

		Period Ended
		October 31, 2013	(1)

Net asset value, beginning of period		$ 10.00

Activity from investment operations:
	Net investment income	0.06	(2)
	Net realized and unrealized gain
	on investments	0.02
Total from investment operations		0.08

Net asset value, end of period		$ 10.08

Total return (3)		0.80%	(6)

Net assets, at end of period		$ 10

Ratio of gross expenses to average
	net assets (4)(5)(8)	8.24%	(7)
Ratio of net expenses to average
	net assets (5)	1.70%	(7)
Ratio of net investment income
	to average net assets (5)	1.74%	(7)

Portfolio Turnover Rate		37%	(6)

(1)	The Anfield Universal Fixed Income Fund Class A Shares commenced operations on June 28, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.
(3)

Total Return shown excludes the effect of applicable sales charges and redemption fees.  Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions.  Had the Advisor not waived a portion of the Fund's expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6)	Not annualized.
(7)	Annualized.
(8)	As the share class had 1 share outstanding over the period, the ratio presented is based upon the expected expense level for the class provided in the Fund’s prospectus.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

		Class A1

		Period Ended
		October 31, 2013	(1)

Net asset value, beginning of period		$ 10.00

Activity from investment operations:
	Net investment loss	(0.10)	(2)
	Net realized and unrealized gain
	on investments	0.18
Total from investment operations		0.08

Net asset value, end of period		$ 10.08

Total return (3)		0.80%	(6)

Net assets, at end of period		$ 10

Ratio of gross expenses to average
	net assets (4)(5)(8)	8.39%	(7)
Ratio of net expenses to average
	net assets (5)	1.85%	(7)
Ratio of net investment loss
	to average net assets (5)	(2.89)%	(7)

Portfolio Turnover Rate		37%	(6)

(1)	The Anfield Universal Fixed Income Fund Class A1 Shares commenced operations on June 28, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.
(3)

Total Return shown excludes the effect of applicable sales charges and redemption fees.  Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions.  Had the Advisor not waived a portion of the Fund's expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6)	Not annualized.
(7)	Annualized.
(8)	As the share class had 1 share outstanding over the period, the ratio presented is based upon the expected expense level for the class provided in the Fund’s prospectus.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

		Class C

		Period Ended
		October 31, 2013	(1)

Net asset value, beginning of period		$ 10.00

Activity from investment operations:
	Net investment loss	(0.08)	(2)
	Net realized and unrealized gain
	on investments	0.16
Total from investment operations		0.08

Net asset value, end of period		$ 10.08

Total return (3)		0.80%	(6)

Net assets, at end of period		$ 10

Ratio of gross expenses to average
	net assets (4)(5)(8)	8.99%	(7)
Ratio of net expenses to average
	net assets (5)	2.45%	(7)
Ratio of net investment loss
	to average net assets (5)	(2.32)%	(7)

Portfolio Turnover Rate		37%	(6)

(1)	The Anfield Universal Fixed Income Fund Class C Shares commenced operations on June 28, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.
(3)

Total Return shown excludes the effect of applicable redemption fees.  Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions.  Had the Advisor not waived a portion of the Fund's expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6)	Not annualized.
(7)	Annualized.
(8)	As the share class had 1 share outstanding over the period, the ratio presented is based upon the expected expense level for the class provided in the Fund’s prospectus.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

		Class I

		Period Ended
		October 31, 2013	(1)

Net asset value, beginning of period		$ 10.00

Activity from investment operations:
	Net investment income	0.03	(2)
	Net realized and unrealized gain
	on investments	0.05
Total from investment operations		0.08

Net asset value, end of period		$ 10.08

Total return (3)		0.80%	(6)

Net assets, at end of period (000s)		$ 4,727

Ratio of gross expenses to average
	net assets (4)(5)	7.99%	(7)
Ratio of net expenses to average
	net assets (5)	1.45%	(7)
Ratio of net investment income
	to average net assets (5)	0.82%	(7)

Portfolio Turnover Rate		37%	(6)

(1)	The Anfield Universal Fixed Income Fund Class I Shares commenced operations on June 28, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.
(3)

Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions.  Had the Advisor not waived a portion of the Fund's expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6)	Not annualized.
(7)	Annualized.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class R

	Period Ended
	October 31, 2013	(1)

Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment loss	(0.07)	(2)
Net realized and unrealized gain
on investments	0.15
Total from investment operations	0.08

Net asset value, end of period	$ 10.08

Total return (3)	0.80%	(6)

Net assets, at end of period	$ 10

Ratio of gross expenses to average
net assets (4)(5)(8)	8.49%	(7)
Ratio of net expenses to average
net assets (5)	1.95%	(7)
Ratio of net investment loss
to average net assets (5)	(2.03)%	(7)

Portfolio Turnover Rate	37%	(6)

(1)	The Anfield Universal Fixed Income Fund Class R Shares commenced operations on June 28, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.
(3)

Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions.  Had the Advisor not waived a portion of the Fund's expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6) Not annualized.
(7) Annualized.
(8)	As the share class had 1 share outstanding over the period, the ratio presented is based upon the expected expense level for the class provided in the Fund’s prospectus.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund

Notes to Financial Statements

October 31, 2013

 1.

ORGANIZATION

The Anfield Universal Fixed Income Fund (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company.  The Fund commenced operations on June 28, 2013. The investment objective is to seek current income.

The Fund offers Class A, Class A1, Class C, Class I, and Class R shares. Class A and Class A1 shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%.  Investors that purchase $1,000,000 or more of the Fund's Class A and/or Class A1 shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A or Class A1 shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. Class C shares of the Fund are sold at NAV without an initial sales charge but may be subject to a CDSC on shares redeemed. Class R shares of the Fund are sold at NAV without an initial sales charge and are not subject to a CDSC.  Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees or a CDSC, but have a higher minimum initial investment than Class A, Class A1, Class C, and Class R shares.   Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Anfield Universal Fixed Income Fund

Notes to Financial Statements (Continued)

October 31, 2013

Fair Value Team and Valuation Process.  This team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Fund. The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Anfield Universal Fixed Income Fund

Notes to Financial Statements (Continued)

October 31, 2013

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2013, for the Funds’ assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 516,236	$ -	$ -	$ 516,236
Mutual Funds	503,190	-	-	503,190
Bonds & Notes	-	3,618,093	-	3,618,093
Total	$ 1,019,426	$ 3,618,093	$ -	$ 4,637,519

The Fund did not hold any Level 3 securities during the period. There were no transfers between Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

 *Refer to the Schedule of Investments for classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax year 2013. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions

Anfield Universal Fixed Income Fund

Notes to Financial Statements (Continued)

October 31, 2013

 where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Fixed Income Risk - When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s  share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Investment Risk - Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Mortgage-Backed and Asset-Backed Securities Risk - The risk of investing in mortgage-backed and other asset-backed securities, including prepayment risk, extension risk, interest rate risk, market risk and management risk.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended October 31, 2013, amounted to $6,309,068 and $1,494,129 respectively.

4.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees  – Belvedere Asset Management, LLC.  serves as the Fund’s Investment Advisor (the “Advisor”).  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.95% of the Fund’s average daily net assets.

Anfield Universal Fixed Income Fund

Notes to Financial Statements (Continued)

October 31, 2013

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund (The “waiver agreement”), until at least April 29, 2014, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.70%, 1.85%, 2.45%, 1.45%, and 1.95% of the Fund’s average daily net assets for Class A, Class A1, Class C, Class I, and Class R shares, respectively;   subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.70%, 1.85%, 2.45%, 1.45%, and 1.95% of average daily net assets attributable to Class A, A1, C, I and R shares, respectively the Advisor shall be entitled to be reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed the limitations of average daily net assets for each class respectively.  If Fund Operating Expenses attributable to Class A, A1, C, I and R shares subsequently exceed the limitations per annum of the average daily net assets, the reimbursements shall be suspended. During the period ended October 31, 2013, the Advisor reimbursed $79,300 in expenses to the Fund.

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25%, 0.40%, 1.00%, and 0.50% of its average daily net assets for Class A, Class A1, Class C, and Class R, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS, to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class A1, Class C and Class R shares.   The Distributor is an affiliate of GFS. For the period ended October 31, 2013, the Distributor received $0 in underwriting commissions for sales of Class A and Class A1 shares, of which $0 was retained by the principal underwriter or other affiliated broker-dealers.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

5.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 1 year. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs.  For the period ended October 31, 2013, the Fund assessed $0 in redemption fees.

Anfield Universal Fixed Income Fund

Notes to Financial Statements (Continued)

October 31, 2013

6.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of October 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Permanent book and tax differences, primarily attributable to paydowns, resulted in reclassification for the year ended October 31, 2013 as follows:

7.

NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

8.

SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Two Roads Shared Trust

and the Shareholders of Anfield Universal Fixed Income Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Anfield Universal Fixed Income Fund (the Fund), a separate series of the Two Roads Shared Trust, as of October 31, 2013, and the related statements of operations, changes in net assets and the financial highlights for the period from June 28, 2013 (commencement of operations) through October 31, 2013. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Anfield Universal Fixed Income Fund as of October 31, 2013, the results of its operations, the changes in its net assets, and the financial highlights for the period from June 28, 2013 (commencement of operations) through October 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

/s/ McGladrey LLP

Denver, Colorado

December 30, 2013

Approval of Advisory Agreement

At a meeting held on December 7, 2012, and another meeting held on April 29, 2013 (the “Meetings”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940 (the “1940 Act”), considered the approval of an investment advisory agreement (the “Advisory Agreement”) between Belvedere Asset Management, LLC (“Belvedere” or the “Adviser”) and the Trust, on behalf of the Anfield Universal Fixed Income Fund (the “Fund”), a new series of the Trust.

 In connection with the Board’s consideration of the Advisory Agreement, the Adviser provided the Board in advance of the Meetings with written materials, which included information regarding: (a) a description of the investment management personnel; (b) an overview of the Adviser’s operations and financial condition; (c) the level of the advisory fees proposed to be charged compared with the fees charged to comparable mutual funds or accounts; (d) the Fund’s proposed overall fees and operating expenses compared with similar mutual funds; (e) the anticipated level of profitability from the Adviser’s fund-related operations; (f) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions; and (g) information regarding the historical performance record of a separate account composite and private fund of the Sub-Adviser, having substantially similar investment strategies as those of the Fund.

In its consideration of the approval of the Advisory Agreement for the Fund, the Independent Trustees did not identify any single factor as controlling.  Matters considered by the Independent Trustees in connection with its approval of the Agreement included the following:

Nature, Extent and Quality of Services. The Independent Trustees reviewed materials provided by Belvedere related to the proposed Advisory Agreement with the Trust on behalf of the Fund, including the proposed Advisory Agreement, the proposed Operating Expenses Limitation and Security Agreement, Belvedere’s Form ADV, a description of the manner in which investment decisions are to be made and executed, a review of the professional personnel that would perform services for the Fund, and a certification from Belvedere certifying that it has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that it has adopted procedures reasonably necessary to prevent Access Persons from violating such Codes of Ethics. In reaching their conclusions, the Independent Trustees considered that Belvedere acts as an investment adviser, offers wealth management services and serves as the general partner and/or investment manager of various private investment funds. The Independent Trustees considered the nature, extent and quality of services Belvedere proposed to be provided to the Fund. It was considered that Belvedere will delegate day-to–day investment decisions of the Fund to Anfield Capital Management, LLC (“Anfield” or the “Sub-Adviser”), the proposed sub-adviser, and that Belvedere will generally provide management, compliance, operational and sales oversight of Anfield and monitor the risks and valuation of fund assets. The Independent Trustees also considered that the Board would evaluate Belvedere’s oversight functions after the Fund’s first year of operation. The Independent Trustees also considered Belvedere’s capabilities in monitoring compliance with the Fund’s investment limitations and concluded that such practices were adequate. The Independent Trustees then concluded that Belvedere had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Investment Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Belvedere to the Fund were satisfactory and reliable.

Performance. The Independent Trustees considered that the Fund is newly formed and did not have a record of prior performance to submit at the Meetings. The Independent Trustees also considered that Belvedere would delegate its investment authority to Anfield, and reviewed the prior performance of a private fund and separately managed account composite of Anfield with substantially similar investment strategies to those of the Fund. The Independent Trustees concluded that the represented past performance of Anfield was satisfactory, and further concluded that Belvedere was expected to obtain an acceptable level of investment return to shareholders.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by Belvedere, the Independent Trustees discussed proposed advisory fees and total operating expense data included in the written materials. They also reviewed the Fund’s projected advisory fees and overall expenses compared to a peer group comprised of funds selected by Belvedere with similar investment objectives and strategies and of similar size. After discussions with the Independent Trustees, Belvedere proposed an advisory fee of 0.95% of the Fund’s average daily net assets. The Independent Trustees considered that the proposed advisory fee was below the median of the Fund’s peer group. The Independent Trustees also considered that Belvedere manages private funds with similar investment strategies in exchange for management fees that are higher than the Fund’s proposed advisory fee. The Independent Trustees considered the allocation of the advisory fee payable to Anfield and the portion to be retained by Belvedere.

The Independent Trustees noted that Belvedere had agreed to waive or limit its advisory fee and/or reimburse expenses at least until April 29, 2014, to limit net annual operating expenses to 1.70%, 1.85%, 2.45%, 1.45% and 1.95% of the average net assets of the Fund’s Class A, Class A1, Class C, Class I and Class R Shares, respectively.  The Independent Trustees considered, among other things, that the Fund’s net expense ratio was higher than the median of the Fund’s peer group primarily due to the higher asset level of funds in the peer group.  The Independent Trustees concluded that the proposed contractual advisory fees to be paid to Belvedere and Anfield and the proposed expense limitations were fair and reasonable.

Profitability. The Independent Trustees also considered the level of profits that could be expected to accrue to Belvedere with respect to the Fund.  The Independent Trustees reviewed and considered an estimated profitability report and analysis and selected financial information of Belvedere provided by Belvedere. They also considered an additional profitability analysis.  With respect to Belvedere, the Independent Trustees concluded that based on the services provided and the projected growth of the Fund, the fees were reasonable and that anticipated profits from Belvedere’s relationship with the Fund were not excessive.

Economies of Scale. The Independent Trustees considered the extent to which the Fund would realize economies of scale as it grows and whether the proposed fees reflect those economies of scale. After discussing relevant factors, including different possible fee structures, and based on the information provided by Belvedere regarding the expected growth of the Fund, expected asset levels of the Fund, and the Fund’s peers, the Independent Trustees agreed that the proposed advisory fee was at an appropriate level to share economies with the Fund and its future shareholders, including the Fund’s initial investors.

Conclusion. Having requested and received such information from Belvedere as the Independent Trustees believed to be reasonably necessary to evaluate the terms of the proposed  Advisory Agreement and Operating Expenses Limitation and Security Agreement, and as assisted by the advice of independent counsel, the Independent Trustees determined that the proposed fixed advisory fee of 0.95% was fair and reasonable and that approval of the Investment Advisory Agreement and Operating Expenses Limitation and Security Agreement for an initial two-year term is in the best interests of the Fund and its future shareholders. In considering the proposed Advisory Agreement and Operating Expenses Limitation and Security Agreement, the Independent Trustees did not identify any one factor as all important.

Approval of Sub-Advisory Agreement

At the Meetings, the Independent Trustees also considered the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Anfield.

 In connection with the Board’s consideration of the Sub-Advisory Agreement, the Sub-Adviser provided the Board in advance of the Meetings with written materials, which included information regarding: (a) a description of the Sub-Adviser’s investment management personnel and ownership structure; (b) the Sub-Adviser’s operations and financial condition; (c) the Sub-Adviser’s proposed brokerage practices (including any soft dollar arrangements); (d) the level of the sub-advisory fees proposed to be charged compared with the fees charged to comparable mutual funds or accounts; (e) the Fund’s proposed overall fees and operating expenses compared with similar mutual funds; (f) the anticipated level of profitability from the Sub-Adviser’s fund-related operations; (g) the Sub-Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions; and (h) information regarding the historical performance record of a separate account composite and private fund of the Sub-Adviser, having substantially similar investment strategies as those of the Fund.

In its consideration of the approval of the Sub-Advisory Agreement, the Independent Trustees did not identify any single factor as controlling.  Matters considered by the Independent Trustees in connection with its approval of the Sub-Advisory Agreement included the following:

Nature, Extent and Quality of Services. The Independent Trustees reviewed materials provided by Anfield related to the proposed Sub-Advisory Agreement with Belvedere on behalf of the Fund, including the proposed Sub-Advisory Agreement, Anfield’s Form ADV, a description of the manner in which investment decisions are to be made and executed, a review of the professional personnel that would perform services for the Fund, including the team of individuals that primarily monitor and execute the investment process, and a certification from Anfield certifying that it has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that it has adopted procedures reasonably necessary to prevent Access Persons from violating such Codes of Ethics. In reaching their conclusions, the Independent Trustees considered the prior experience and qualifications of Anfield’s portfolio management team, the performance of investment strategies substantially similar to that proposed to be applied by Anfield to the Fund, and Anfield’s research capabilities, investment experience and compliance program. The Independent Trustees then concluded that Anfield had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Sub-Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Anfield to the Fund were satisfactory and reliable.

Performance. The Independent Trustees considered that the Fund is newly formed; therefore, the Fund did not have a record of prior performance to submit at the Meeting. The Independent Trustees, however, considered Anfield’s general advisory past performance as well as other factors relating to Anfield’s track record. The Independent Trustees reviewed the performance of a private fund and separately managed account composite of Anfield utilizing strategies substantially similar to the proposed strategies for the Fund, noting that performance was acceptable. The Independent Trustees concluded that Anfield was expected to obtain an acceptable level of investment return to shareholders.

Fees and Expenses. The Independent Trustees then discussed the proposed sub-advisory fees to be paid to Anfield. The Independent Trustees noted that Anfield proposed to charge a sub-advisory fee of 0.70% of the Fund’s average daily net assets. The Independent Trustees considered the quality of services to be provided by Anfield and the level of fees paid by a peer group of other similarly managed mutual funds. The Independent Trustees considered that the Fund’s proposed advisory fee was below the median of the group of similar funds while the Fund’s total expense ratio was higher than the median of the Fund’s peer group. The Independent Trustees also considered that Anfield manages private funds with similar investment strategies in exchange for management fees that are higher than the Fund’s proposed sub-advisory fee.

The Independent Trustees also reviewed the contractual arrangements for the Fund, which stated that Anfield and Belvedere had agreed to waive or limit the Fund’s advisory fee and/or reimburse expenses at least until April 29, 2014, to limit net annual operating expenses to 1.70%, 1.85%, 2.45%, 1.45% and 1.95% of the average net assets of the Fund’s Class A, Class A1, Class C, Class I and Class R Shares, respectively. The Independent Trustees concluded that the Fund’s proposed sub-advisory fees, overall expense ratio and expense limitation were acceptable in light of these factors.

Profitability. The Independent Trustees considered the anticipated profits to be realized by Anfield in connection with the operation of the Fund, based on the materials provided to them prior to the Meetings, and whether the amount of profit is a fair profit for providing sub- advisory services to the Fund. The Independent Trustees concluded that because of the Fund’s expected asset levels, they were satisfied that Anfield’s level of profitability from its relationship with the Fund would not be excessive.

Economies of Scale. The Independent Trustees considered whether Anfield would realize economies of scale with respect to its management of the Fund. After discussing relevant factors, including different possible fee structures, and based on the information provided by Anfield regarding the expected growth of the Fund and the Fund’s peers, the Independent Trustees agreed that the proposed sub-advisory fee was at an appropriate level to share economies with the Fund and its future shareholders, including the Fund’s initial investors.

Conclusion. Having requested and received such information from Anfield as the Independent Trustees believed to be reasonably necessary to evaluate the terms of the proposed Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Independent Trustees determined that Anfield’s proposed sub-advisory fee was fair and reasonable and that approval of the Sub-Advisory Agreement for an initial two-year term is in the best interests of the Fund and its future shareholders. In considering the proposed Sub-Advisory Agreement, the Independent Trustees did not identify any one factor as all important.

Anfield Universal Fixed Income Fund

Additional Information (Unaudited)

October 31, 2013

Trustees and Officers.  The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below.   Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska  68130.

Independent Trustees

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex	Other Directorships Held During Past 5 Years
Mark Garbin Year of Birth: 1951	Trustee, Valuation Committee Chairman	Indefinite, Since 2012	Managing Principal, Coherent Capital Management LLC (since 2007); Managing Director, Rabobank International (2006-2007)	9	Forethought Variable Insurance Trust (since 2013) (Lead Independent and Chairman of the Valuation Committee); Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013)
Mark D. Gersten Year of Birth: 1950	Chairman, Trustee, Audit Committee Chairman	Indefinite, Since 2012	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (since 1985)	9	Schroder Global Series Trust (since 2012); Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013)
Neil M. Kaufman Year of Birth: 1960	Trustee	Indefinite, Since 2012	Partner, Abrams Fensterman, Fensterman, Eisman, Formato, Ferrara & Einiger, LLP (since 2011); Partner, Davidoff, Malito & Hutcher, LLP (2004-2010)	9	None
Anita K. Krug Year of Birth: 1969	Trustee	Indefinite, Since 2012	Assistant Professor, University of Washington School of Law (since 2010); Partner, Howard Rice, P.C. (2007-2010); Associate, Howard Rice, P.C. (2002-2007)	9	None

Anfield Universal Fixed Income Fund

Additional Information (Continued) (Unaudited)

October 31, 2013

Officers of the Trust

Name, Address, Year of Birth	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex*	Other Directorships Held During Past 5 Years
Andrew Rogers 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	President Since Inception

Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004 - 2011).

			N/A	N/A
Richard A. Malinowski 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1983	Secretary Since 2013

Assistant Vice President, Gemini Fund Services, LLC, (2012 – present); Vice President and Manager, BNY Mellon Investment Servicing (US), Inc., (2011-2012); Senior Specialist, BNY Mellon Investment Servicing (US), Inc.(formerly PNC Global Investment Servicing (US) Inc.) (2008-2011).

			N/A	N/A
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	Treasurer Since Inception	Vice President from 2004 to Present; Senior Fund Administrator from 1999 to 2004, Gemini Fund Services, LLC.	N/A	N/A
William B. Kimme Year of Birth: 1962	Chief Compliance Officer Since Inception

Senior Compliance Officer, Northern Lights Compliance Services, LLC (September 2011 - present); Compliance Officer, Mick & Associates (August, 2009 - September 2011); Assistant Director, FINRA (January 2000 – August 2009).

			N/A	N/A

Anfield Universal Fixed Income Fund

EXPENSE EXAMPLES

October 31, 2013 (Unaudited)

As a shareholder of Anfield Universal Fixed Income Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A and/or Class A1 shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Anfield Universal Fixed Income Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2013 through October 31, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Anfield Universal Fixed Income Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 6/28/13	Ending Account Value 10/31/13	Expenses Paid During Period* 6/28/13 – 10/31/13	Expense Ratio During Period** 6/28/13 – 10/31/13
Class A	$ 1,000.00	$ 1,008.00	$ 5.85	1.70%
Class A1	1,000.00	1,008.00	6.36	1.85
Class C	1,000.00	1,008.00	8.42	2.45
Class I	1,000.00	1,008.00	4.99	1.45 1.95
Class R	1,000.00	1,008.00	6.70

Hypothetical (5% return before expenses)	Beginning Account Value 5/1/13	Ending Account Value 10/31/13	Expenses Paid During Period*** 5/1/13 – 10/31/13	Expense Ratio During Period** 5/1/13 – 10/31/13
Class A	$1,000.00	$1,016.64	$ 8.64	1.70%
Class A1	1,000.00	1,015.88	9.40	1.85
Class C	1,000.00	1,012.85	12.43	2.45
Class I	1,000.00	1,017.90	7.38	1.45
Class R	1,000.00	1,015.38	9.91	1.95

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (125) divided by the number of days in the fiscal year (365).

**Annualized.

****Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION
Why?

Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

•

Social Security number and income

•

Account transactions and transaction history

•

Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do
How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Two Roads Shared Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or give us contact information

•

provide account information or give us your income information

•

make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you. • Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-866-4848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-866-4848.

Investment Advisor

Belvedere Assets Management, LLC.

610 Newport Center Drive, Suite 600

Newport Beach, CA 92660

Administrator

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

ITEM 2. CODE OF ETHICS.

(a)

The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2013	2012
Anfield Universal Fixed Income Fund	12,500	0

(b)

Audit-Related Fees.  There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2013	2012
Anfield Universal Fixed Income Fund	2,500	0

(d)

All Other Fees.   The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended October 31, 2013 and 2012 respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)

Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended October 31, 2013 and 2012 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(1)

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By Andrew Rogers	/s/ Andrew Rogers
President,
Date: January 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Andrew Rogers	/s/ Andrew Rogers
President
Date: January 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/ James Colantino
Treasurer
Date: January 6, 2014